DISPOSITION OF CHILEAN ELECTRICITY TRANSMISSION OPERATION	6 Months Ended
Jun. 30, 2018
Disclosure of interests in other entities [Abstract]
INVESTMENT IN ASSOCIATES AND JOINT VENTURES
DISPOSITION OF CHILEAN ELECTRICITY TRANSMISSION OPERATION
On March 15, 2018, Brookfield Infrastructure sold its 27.8% interest in a Chilean electricity transmission operation, ETC Transmission Holdings, S.L. (ETC Holdings), the parent company of Transelec S.A. The Chilean electricity transmission operation was previously included in the utilities operating segment and was sold to a third party for proceeds of $1.3 billion. After recognizing our share of earnings and foreign currency translation until March 15, 2018, the partnership’s carrying value of ETC Holdings was $951 million. On disposition of the business, the partnership recognized a gain of $338 million in the Consolidated Statement of Operating Results, net of transaction costs of $11 million, along with the associated income tax expense of $129 million. As a result of the disposition, accumulated revaluation surplus of $641 million (net of tax) was reclassified from accumulated other comprehensive income directly to retained earnings and recorded within Other items on the Consolidated Statements of Partnership Capital. Accumulated other comprehensive losses of $35 million were reclassified to share of earnings (losses) from associates and joint ventures on the Consolidated Statement of Operating Results.